Income Taxes - Summary of Income Tax Expense Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current:
Foreign	$ (3,936)	$ (10,289)	$ (7,682)
Federal	1,177	(1,336)	(36)
Deferred:
Foreign	12,425	8,749	2,063
Withholding:
Foreign	(4,299)	(3,921)	(6,339)
Federal	(142)	(272)
Income tax expense	$ 5,225	$ (7,069)	$ (11,994)